Income tax - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Average statutory tax rate	27.00%	27.00%
Income before income taxes	$ 26,085	$ 40,809
Expected income tax expense	7,043	11,018
Increase in income tax expense (recovery) resulting from:
Share of net income related to joint venture	(8,551)	(12,560)
Impairment reversal on equity investment in joint venture	0	(2,060)
Fair value adjustment on redeemable preferences shares	(906)	1,517
Impairment loss on exploration and evaluation assets	0	440
Share-based compensation	303	32
Other	6	2
True-up prior year balances	(94)	194
Effect of differences in tax rate in foreign jurisdictions	(65)	(110)
Change in unrecognized tax assets	2,264	1,529
Foreign exchange and other	0	(2)
Income tax expense	$ 0	$ 0